UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

                 Check here if Amendment [ ]; Amendment Number:
             This amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:    Copia Capital LLC
                   Address: 71 S. Wacker Drive, Suite 3525
                            Chicago, Il 60606


                            13 File Number: 028-10908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:



                            Name:      Timothy Flannery
                            Title:     Managing Partner
                            Phone:     312-544-4201


                      Signature, Place and Date of Signing:

                   Timothy Flannery, Chicago, IL June 30, 2006

                         Report Type (Check only one.):
                            [ ] 13F HOLDINGS REPORT.
                                 [X]13F NOTICE.
                           [ ] 13F COMBINATION REPORT.

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                           FORM 13F FILE NUMBER: NAME:
                        28-10354 FRONTPOINT PARTNERS LLC

         I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
                                   ACT OF 1934